Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39902
Entity Registrant Name	RLX Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	19/F, Building 1, Junhao Central Park Plaza
Entity Address, Address Line Two	No. 10 South Chaoyang Park Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100026
Entity Common Stock, Shares Outstanding	1,565,730,837
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001828365
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	19/F, Building 1, Junhao Central Park Plaza
Entity Address, Address Line Two	No. 10 South Chaoyang Park Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100026
Country Region	86
City Area Code	10
Local Phone Number	2173 7265
Contact Personnel Name	Chao Lu
Contact Personnel Email Address	ir@relxtech.com
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, eachrepresenting one Class A ordinary share,par value US$0.00001 per share
Trading Symbol	RLX
Security Exchange Name	NYSE
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares,par value US$0.00001 per share*
Security Exchange Name	NYSE
No Trading Symbol Flag	true